Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.11%
Communication services: 10.60%
Entertainment: 2.30%
Spotify Technology SA †	90,600	$ 7,300,548
Warner Music Group Corporation Class A	294,500	7,662,890
		14,963,438
Interactive media & services: 8.30%
Alphabet Incorporated Class A †	404,540	38,233,075
Alphabet Incorporated Class C †	37,900	3,587,614
Match Group Incorporated †	127,732	5,518,022
ZoomInfo Technologies Incorporated †	149,900	6,675,047
		54,013,758
Consumer discretionary: 17.42%
Auto components: 1.13%
Aptiv plc †	80,400	7,322,028
Automobiles: 1.42%
Ferrari NV	47,100	9,267,867
Hotels, restaurants & leisure: 2.21%
Chipotle Mexican Grill Incorporated †	9,600	14,383,968
Internet & direct marketing retail: 8.57%
Amazon.com Incorporated †	410,380	42,039,327
Doordash Incorporated †	51,500	2,241,795
MercadoLibre Incorporated †	12,742	11,488,442
		55,769,564
Specialty retail: 2.63%
The Home Depot Incorporated	57,713	17,090,551
Textiles, apparel & luxury goods: 1.46%
lululemon athletica Incorporated †	28,800	9,476,352
Financials: 4.14%
Capital markets: 2.73%
Intercontinental Exchange Incorporated	104,830	10,018,603
MarketAxess Holdings Incorporated	31,863	7,775,847
		17,794,450
Insurance: 1.41%
Progressive Corporation	71,400	9,167,760
Health care: 14.21%
Health care equipment & supplies: 7.92%
Abiomed Incorporated †	27,700	6,982,616
Align Technology Incorporated †	31,734	6,165,916
DexCom Incorporated †	145,800	17,609,724
Edwards Lifesciences Corporation †	101,200	7,329,916
Intuitive Surgical Incorporated †	54,500	13,432,615
		51,520,787
See accompanying notes to portfolio of investments

Allspring Discovery All Cap Growth Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 5.13%
Centene Corporation †	137,900	$ 11,739,427
UnitedHealth Group Incorporated	38,969	21,633,640
		33,373,067
Life sciences tools & services: 1.16%
Bio-Techne Corporation	25,500	7,554,630
Industrials: 7.81%
Commercial services & supplies: 2.41%
Waste Connections Incorporated	118,898	15,683,835
Machinery: 1.86%
Deere & Company	30,500	12,072,510
Professional services: 1.48%
Equifax Incorporated	56,900	9,646,826
Road & rail: 2.06%
Union Pacific Corporation	68,157	13,436,471
Information technology: 40.32%
Communications equipment: 2.11%
Motorola Solutions Incorporated	54,900	13,709,079
Electronic equipment, instruments & components: 4.05%
Cognex Corporation	115,100	5,321,073
Teledyne Technologies Incorporated †	30,100	11,979,198
Zebra Technologies Corporation Class A †	31,900	9,034,718
		26,334,989
IT services: 13.22%
Adyen NV ADR †	658,500	9,462,645
Block Incorporated Class A †	72,167	4,335,072
Fiserv Incorporated †	101,040	10,380,850
Globant SA †	26,700	5,037,756
MongoDB Incorporated †	29,000	5,307,870
PayPal Holdings Incorporated †	120,638	10,082,924
Snowflake Incorporated Class A †	40,600	6,508,180
Visa Incorporated Class A	168,399	34,885,537
		86,000,834
Semiconductors & semiconductor equipment: 1.77%
Advanced Micro Devices Incorporated †	101,200	6,078,072
Monolithic Power Systems Incorporated	16,000	5,431,200
		11,509,272
Software: 19.17%
Atlassian Corporation Class A †	44,000	8,920,120
Bill.com Holdings Incorporated †	62,700	8,361,672
Cadence Design Systems Incorporated †	99,000	14,987,610
Crowdstrike Holdings Incorporated Class A †	58,900	9,494,680
Datadog Incorporated Class A †	72,800	5,861,128
Microsoft Corporation	274,750	63,777,718
ServiceNow Incorporated †	31,700	13,337,458
		124,740,386
See accompanying notes to portfolio of investments

2  |  Allspring Discovery All Cap Growth Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Materials: 1.99%
Chemicals: 1.99%
The Sherwin-Williams Company	57,462	$ 12,930,674
Real estate: 1.62%
Equity REITs: 1.62%
SBA Communications Corporation	39,100	10,553,090
Total Common stocks (Cost $424,410,337)		638,316,186

		Yield
Short-term investments: 2.88%
Investment companies: 2.88%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	18,700,021	18,700,021
Total Short-term investments (Cost $18,700,021)				18,700,021
Total investments in securities (Cost $443,110,358)	100.99%			657,016,207
Other assets and liabilities, net	(0.99)			(6,430,722)
Total net assets	100.00%			$650,585,485

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,712,088	$39,924,425	$(33,936,492)	$0	$0	$18,700,021	18,700,021	$72,776
See accompanying notes to portfolio of investments

Allspring Discovery All Cap Growth Fund  |  3

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Discovery All Cap Growth Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$68,977,196	$0	$0	$68,977,196
Consumer discretionary	113,310,330	0	0	113,310,330
Financials	26,962,210	0	0	26,962,210
Health care	92,448,484	0	0	92,448,484
Industrials	50,839,642	0	0	50,839,642
Information technology	262,294,560	0	0	262,294,560
Materials	12,930,674	0	0	12,930,674
Real estate	10,553,090	0	0	10,553,090
Short-term investments
Investment companies	18,700,021	0	0	18,700,021
Total assets	$657,016,207	$0	$0	$657,016,207
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Discovery All Cap Growth Fund  |  5